OFFSETTING	12 Months Ended
Dec. 31, 2017
Offsetting Assets [Abstract]
OFFSETING

NOTE 36: OFFSETTING

Financial assets and liabilities are offset and the net amount is reported in the balance sheet only if the Group holds a legally enforceable right to set-off the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The Group uses master netting agreements to mitigate counterparty credit risk in certain transactions, including derivative contracts, repurchase and reverse repurchase agreements, and securities borrowed and loan agreements. A master netting agreement is a single contract with a counterparty that permits multiple transactions governed by that contract to be terminated and settled through a single payment in a single currency in the event of a default (such as bankruptcy, failure to make a required payment or securities transfer or deliver collateral or margin when due after expiration of any grace period).

The following table provides information on the impact of offsetting on the balance sheet of the Group, as at December 31, 2016 and 2017, as well as the financial impact of netting of instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2016				December 31, 2017
		Derivative instruments(1)	Securities purchased under agreements to resell	Deposits in margin accounts(2)	Total	Derivative instruments(1)	Securities purchased under agreements to resell	Loans	Deposits in margin accounts(2)	Accrued Interest Receivable	Total
		(EUR in millions)				(EUR in millions)
Gross amounts of recognized financial assets		4.547	3	1.414	5.964	3.985	6	4.367	1.195	46	9.599
Positive market values from derivative financial instruments		(65)	-	-	(65)	(304)	-	-	-	-	(304)
Negative market values from derivative financial instruments		-	-	(120)	(120)	-	-	-	(321)	-	(321)
Net amounts of financial assets presented in the balance sheet		4.482	3	1.294	5.779	3.681	6	4.367	874	46	8.974

Related amounts not set off in the balance sheet	Financial instruments	(2.380)	(3)	-	(2.383)	(1.881)	(6)	(4.367)	-	(46)	(6.300)
	Cash collateral received	(629)	-	-	(629)	(686)	-	-	-	-	(686)
Net amount		1.473	-	1.294	2.767	1.114	-	-	874	-	1.988

(1)	Included in Derivative assets in the Group's balance sheet at December 31, 2016 and 2017.
(2)	Included in Interest bearing deposits with banks in the Group's balance sheet at December 31, 2016 and 2017.

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2016			December 31, 2017
		Derivative instruments (1)	Securities sold under agreements to repurchase	Total	Derivative instruments (1)	Securities sold under agreements to repurchase	Total
		(EUR in millions)			(EUR in millions)
Gross amounts of recognized financial liabilities		5.354	4.740	10.094	4.418	3.417	7.835
Negative market values from derivative financial instruments		(65)	-	(65)	(304)	-	(304)
Deposits in margin accounts		(120)	-	(120)	(321)	-	(321)
Net amounts of financial liabilities presented in the balance sheet		5.169	4.740	9.909	3.793	3.417	7.210
Related amounts not set off in the balance sheet	Financial instruments	(1.354)	(4.740)	(6.094)	(1.010)	(3.417)	(4.427)
	Cash collateral pledged	(865)	-	(865)	(460)	-	(460)
Net amount		2.950	-	2.950	2.323	-	2.323

(1)	Included in Derivative liabilities in the Group's balance sheet at December 31, 2016 and 2017.